Average Annual Total Returns - FidelitySeriesStockSelectorLargeCapValueFund-PRO - FidelitySeriesStockSelectorLargeCapValueFund-PRO - Fidelity Series Stock Selector Large Cap Value Fund	Mar. 30, 2024
Fidelity Series Stock Selector Large Cap Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.58%
Past 5 years	12.84%
Past 10 years	8.91%
Fidelity Series Stock Selector Large Cap Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.03%
Past 5 years	10.54%
Past 10 years	6.71%
Fidelity Series Stock Selector Large Cap Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.97%
Past 5 years	9.79%
Past 10 years	6.58%
RS005
Average Annual Return:
Past 1 year	11.46%
Past 5 years	10.91%
Past 10 years	8.40%